Annual Fund Operating Expenses	Apr. 30, 2026
Manor Fund | Manor Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Net Expenses (as a percentage of Assets)	1.25%
Growth Fund | Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.24%
Net Expenses (as a percentage of Assets)	0.99%
Bond Fund | Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.45%
Net Expenses (as a percentage of Assets)	0.95%